SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2025 USD ($) a	Sep. 27, 2024 USD ($)	Sep. 01, 2024 USD ($)	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Subsequent Event [Line Items]
Rental Income, Nonoperating						$ 17,655
Security Deposit						14,500	$ 14,500
Depreciation, Depletion and Amortization, Nonproduction					$ 43,046	$ 32,886
Subsequent Event [Member]
Subsequent Event [Line Items]
Rental Income, Nonoperating			$ 16,000
Long-Term Line of Credit		$ 5,000
Line of Credit Facility, Frequency of Payment and Payment Terms		The Line of Credit terms are for 12 months
Line of Credit Facility, Interest Rate During Period		3.50%
Stockholders' Equity, Reverse Stock Split				1-for-20
Payments to Acquire Businesses, Net of Cash Acquired	$ 408,000
Subsequent Event [Member] | Chial Mountain Agreement [Member]
Subsequent Event [Line Items]
Area of Land | a	157
Subsequent Event [Member] | Lease One [Member]
Subsequent Event [Line Items]
Payments for Rent			3,000
Security Deposit			3,000
Subsequent Event [Member] | Lease Two [Member]
Subsequent Event [Line Items]
Payments for Rent			13,000
Security Deposit			$ 13,000
Subsequent Event, Description			The Company obtained a signed 6-month lease contract for the use of approximately 2500 square feet of commercial space basement, 5,000 square feet first floor, and 5,000 square feet second floors, and large terrace on the roof located at Casamora Resort in San Pedro, Belize for $